APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
Morgan Grenfell Investment Trust
885 Third Avenue
New York, NY  10022

2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Morgan Grenfell Municipal Bond Fund
Morgan Grenfell Short-Term Municipal Bond Fund
Morgan Grenfell Fixed Income Fund
Morgan Grenfell Microcap Fund
Morgan Grenfell Short-Term Fixed Income Fund
Morgan Grenfell Smaller Companies Fund
Morgan Grenfell International Equity Fund
Morgan Grenfell European Equity Fund
Morgan Grenfell European Small Cap Equity Fund
Morgan Grenfell International Small Cap Fund
Morgan Grenfell Emerging Markets Equity Fund
Morgan Grenfell Global Fixed Income Fund
Morgan Grenfell Emerging Markets Debt Fund
Morgan Grenfell International Fixed Income Fund

3. Investment Company Act File Number:  811-8006

    Securities Act File Number:  33-68704

4(a). Last day of fiscal year for which this Form is filed:
	 October 31, 1997






<PAGE >  2

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $923,645,079.50
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $426,762,625.55
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$ 0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $426,762,625.55
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $496,882,453.95
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(iv) from Item 5(i)]:   $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000295
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $146,580.32

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	= $146, 580.32



9.  Date the registration fee and any interest payment was sent to
     the Commission's lockbox depository:   January 28, 1998

Method of Delivery:

X   Wire Transfer
[  ] Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/John G. Alsheski

	John G. Alsheski Controller, Chief Financial Officer

        Date January 26, 1998